OTHER ASSETS (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Jun. 21, 2016 USD ($)
Visa Inc., Series B and C Convertible Preferred Shares
Other Investment Not Readily Marketable [Line Items]
Assigned value of preferred shares		$ 0		$ 0
Realized gain on investment		18,800,000	$ 13,200,000
Visa Inc., Series B and C Convertible Preferred Shares | Minimum
Other Investment Not Readily Marketable [Line Items]
Potential stock received upon conversion of investment (pure)				0
Visa Class A Common Shares
Other Investment Not Readily Marketable [Line Items]
Assigned value of preferred shares		$ 0
Proceeds from sale of restricted investments	$ 42,100,000